Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Schedule of Breakdown of Research and Development Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€	€	€	€
Clinical	(20,769,302)	(14,712,960)	(35,401,888)	(32,049,342)
Personnel (Note 5)	(10,761,205)	(9,351,648)	(20,750,961)	(17,777,098)
Nonclinical	(1,053,570)	(2,858,075)	(2,221,861)	(4,708,265)
Manufacturing	(1,342,173)	(2,571,095)	(5,445,858)	(5,799,627)
License fees	(1,000,000)	—	(1,000,000)	—
Intellectual Property	(73,918)	(114,130)	(340,762)	(187,969)
	(35,000,168)	(29,607,908)	(65,161,330)	(60,522,301)